UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

  /s/ Michael F. Price       New York, NY       8/13/10
  --------------------       -------------      -------
     [Signature]             [City, State]      Date

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       116

Form 13F Information Table Value Total:       $474,515
                                              --------
                                              (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                TITLE OF                   VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP        (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE

Allied World Assur Hldg Ltd.     SHS       G0219G203      5,237     115,394     SH           SOLE        1     115,394
Enstar Group Ltd.                SHS       G3075P101      4,156       62,550    SH           SOLE        1      62,550
Ingersoll-Rand PLC               SHS       G47791101     13,659      396,034    SH           SOLE        1     396,034
Alcon Inc.                       COM SHS   H01301102      8,225       55,500    SH           SOLE        1      55,500
TYCO International Ltd.          SHS       H89128104      3,127       88,750    SH           SOLE               88,750
BP PLC                           PUT       055622954        126      100,000    SH    PUT    SOLE        1     100,000
A.C. Moore Arts & Crafts Inc.    COM       00086T103        303      133,700    SH           SOLE        1     133,700
Abington Community Bancorp Inc.  COM       00350L109      2,444      280,300    SH           SOLE        1     280,300
Adaptec, Inc.                    COM       00651F108        207       71,508    SH           SOLE               71,508
American River Bankshares        COM       029326105        934      125,000    SH           SOLE        1     125,000
Arkansas Best Corp.              COM       040790107      5,234      252,220    SH           SOLE        1     252,220
BRT Realty Trust                 SH BEN
                                 INT NEW   055645303        909      154,129    SH           SOLE        1     154,129
Bank of America Corporation     COM        060505104     11,105     772,800     SH           SOLE        1     772,800
Becton, Dickinson & Co.         COM        075887109     11,157     165,000     SH           SOLE        1     165,000
W.R. Berkley Corp.              COM        084423102        265      10,000     SH           SOLE        1      10,000
Berkshire Hathaway Inc.         CL A       084670108      8,880          74     SH           SOLE        1          74
Boeing Co.                      COM        097023105      1,255      20,000     SH           SOLE               20,000
Builders FirstSource Inc.       COM        12008R107        397     165,222     SH           SOLE        1     165,222
CF Industries Holdings, Inc.    COM        125269100        635      10,000     SH           SOLE        1      10,000
CIT Group Inc.                  COM NEW    125581801      1,767      52,197     SH           SOLE        1      52,197
CNO Financial Group Inc.        COM        12621E103     10,508   2,122,814     SH           SOLE        1   2,122,814
Cache, Inc.                     COM NEW    127150308      9,288   1,635,255     SH           SOLE        1   1,635,255
Cape Bancorp Inc.               COM        139209100      1,523     213,000     SH           SOLE        1     213,000
CapitalSource Inc.              DBCV 3.50%
                                7/1        14055XAD4      2,861   3,000,000     PRN          SOLE        1   3,000,000
CapitalSource Inc.              DBCV 4.00%
                                7/2        14055XAE2      4,769   5,000,000     PRN          SOLE        1   5,000,000
CapitalSource Inc.              DBCV 7.25%
                                7/3        14055XAG7      7,479   7,873,000     PRN          SOLE        1   7,873,000
CapitalSource Inc.              COM        14055X102      3,707     778,800     SH           SOLE        1     778,800
Care Investment Trust Inc.      COM        141657106        866     100,000     SH           SOLE        1     100,000
Charming Shoppes, Inc.          COM        161133103      1,230     327,900     SH           SOLE        1     327,900
Chubb Corp.                     COM        171232101      3,501      70,000     SH           SOLE        1      70,000
Citigroup Inc.                  COM        172967101     18,424   4,900,000     SH           SOLE        1   4,900,000
Coca-Cola Enterprises Inc.      COM        191219104      8,792     340,000     SH           SOLE        1     340,000
Compass Minerals Intl Inc.      COM        20451N101      1,757      25,000     SH           SOLE        1      25,000
ConocoPhillips                  COM        20825C104     17,010     346,500     SH           SOLE        1     346,500
Covanta Holding Corp            COM        22282E102      1,659     100,000     SH           SOLE        1     100,000
Cowen Group Inc NEW             CL A       223622101      1,856     452,772     SH           SOLE        1     452,772
Cross A T Co.                   CL A       227478104        623     124,011     SH           SOLE        1     124,011
Destination Maternity Corp.     COM        25065D100      7,590     300,000     SH           SOLE        1     300,000
Dow Chemical Co.                COM        260543103      2,785     117,400     SH           SOLE        1     117,400
Duckwall-Alco Stores, Inc.      COM        264142100      3,857     264,919     SH           SOLE        1     264,919
Earthlink Inc.                  COM        270321102        162      20,359     SH           SOLE               20,359
Ebay Inc.                       COM        278642103      2,857    145,700      SH           SOLE        1     145,700
Encore Cap Group Inc            COM        292554102      5,579    270,688      SH           SOLE        1     270,688
Enzon Pharmaceuticals Inc.      COM        293904108      6,044    567,524      SH           SOLE        1     567,524
Exxon Mobil Corp.               COM        30231G102        685     12,000      SH           SOLE               12,000
Farmer Bros Co.                 COM        307675108      3,496    231,669      SH           SOLE        1     231,669
First Savings Finl Group Inc    COM        33621E109      1,176     90,400      SH           SOLE        1      90,400
Forest City Enterprises Inc.    CL A       345550107     11,012    972,800      SH           SOLE        1     972,800
Fox Chase Bancorp Inc.          COM        35137T108      1,196    125,000      SH           SOLE        1     125,000
GAMCO Investors Inc.            COM        361438104      2,909     78,200      SH           SOLE        1      78,200
Gencorp Inc.                    COM        368682100      3,345    763,794      SH           SOLE        1     763,794
Genzyme Corporation             COM        372917104      3,300     65,000      SH           SOLE        1      65,000
Getty Realty Corp.              COM        374297109        812     36,218      SH           SOLE               36,218
Global Industries Ltd.          COM        379336100        826    183,900      SH           SOLE        1     183,900
Goldman Sachs and Company       COM        38141G104      5,251     40,000      SH           SOLE        1      40,000
Goodrich Corp.                  COM        382388106      2,716     41,000      SH           SOLE        1      41,000
Granite Construction Inc        COM        387328107        993     42,125      SH           SOLE        1      42,125
Great Florida Bk Miami Lakes Fla CL A      390528107         21     28,469      SH           SOLE               28,469
GulfMark Offshore, Inc.         COM        402629208     14,465    552,100      SH           SOLE        1     552,100
Gyrodyne Co. America Inc.       COM        403820103        296      6,305      SH           SOLE        1       6,305
Harris Corp Del                 COM        413875105      5,623    135,000      SH           SOLE        1     135,000
Heckmann Corp.                  COM        422680108      2,561    551,970      SH           SOLE        1     551,970
Heritage Oaks Bancorp           COM        42724R107      4,372   1,165,846     SH           SOLE        1   1,165,846
Herley Inds Inc.                COM        427398102      3,193     223,927     SH           SOLE        1     223,927
Hilltop Holdings, Inc.          COM        432748101      2,979     297,600     SH           SOLE        1     297,600
Huntsman Corp.                  COM        447011107      3,468     400,000     SH           SOLE        1     400,000
Huron Consulting Group Inc.     COM        447462102      5,390     277,700     SH           SOLE        1     277,700
John Bean Technologies Corp.    COM        477839104      3,259     213,729     SH           SOLE        1     213,729
Johnson & Johnson               COM        478160104      2,658      45,000     SH           SOLE               45,000
Johnson Outdoors Inc.           CL A       479167108      4,282     380,666     SH           SOLE        1     380,666
Kaiser Aluminum Corp.           COM PAR
                                $0.01      483007704     10,498     302,800     SH           SOLE        1     302,800
LSB Industries Inc.             COM        502160104        366      27,500     SH           SOLE        1      27,500
Louisiana Bancorp Inc New       COM        54619P104      2,622     186,436     SH           SOLE        1     186,436
M & F Worldwide Corp.           COM        552541104      2,588      95,500     SH           SOLE        1      95,500
MVC Capital Inc.                COM        553829102      2,150     166,400     SH           SOLE        1     166,400
Malvern Federal Bancorp, Inc.   COM        561410101      1,689     199,700     SH           SOLE        1     199,700
Mariner Energy Inc.             COM        56845T305      2,425     112,900     SH           SOLE        1     112,900
Marlin Business Services Corp.  COM        571157106      6,437     532,449     SH           SOLE        1     532,449
McGraw Hill Companies Inc.      COM        580645109     12,522     445,000     SH           SOLE        1     445,000
Miller Inds Inc Tenn            COM NEW    600551204      3,900     289,518     SH           SOLE        1     289,518
Millipore Corporation           COM        601073109      5,364      50,300     SH           SOLE        1      50,300
National Fuel Gas Co N J        COM        636180101      4,528      98,700     SH           SOLE        1      98,700
Newell Rubbermaid Inc.          COM        651229106      3,514     240,000     SH           SOLE        1     240,000
Old Republic Intl Corp.         COM        680223104        256      21,093     SH           SOLE               21,093
OmniAmerican Bancorp Inc        COM        68216R107      3,387     300,000     SH           SOLE        1     300,000
One Liberty Properties Inc      COM        682406103      1,809     121,312     SH           SOLE        1     121,312
Peapack-Gladstone Financial Corp.
                                COM        704699107         62       5,329     SH           SOLE                5,329
Pepsico Inc.                    COM        713448108      3,080      50,539     SH           SOLE        1      50,539
Pfizer Inc.                     COM        717081103      1,812     127,100     SH           SOLE              127,100
Presidential Life Corp.         COM        740884101      1,462     160,700     SH           SOLE        1     160,700
Primoris Services Corp.         COM        74164F103      1,506     239,000     SH           SOLE        1     239,000
Primoris Services Corp.         W EXP
                                10/02/2010 74164F111        247     180,500     SH           SOLE        1     180,500
Prudential Bancorp Inc. PA      COM        744319104        576      95,200     SH           SOLE        1      95,200
RBC Bearings Inc                COM        75524B104      1,783      61,499     SH           SOLE        1      61,499
Rowan Companies, Inc.           COM        779382100      6,988     318,485     SH           SOLE        1     318,485
Royal Dutch Shell PLC           Spon ADR A 780259206        920      14,800     SH           SOLE               14,800
Ruths Hospitality Group Inc.    COM        783332109     10,506   2,513,333     SH           SOLE        1   2,513,333
S L Industries Inc.             COM        784413106         60       4,964     SH           SOLE                4,964
SLM Corp.                       COM        78442P106      1,707     164,300     SH           SOLE        1     164,300
Safeguard Scientifics, Inc.     COM NEW    786449207      3,332     315,525     SH           SOLE        1     315,525
Sears Holdings Corp.            COM        812350106      6,021      93,138     SH           SOLE               93,138
Smith International, Inc.       COM        832110100      4,179     111,000     SH           SOLE        1     111,000
Somerset Hills Bancorp          COM        834728107        202      24,885     SH           SOLE        1      24,885
Symetra Financial Corp.         COM        87151Q106     20,406   1,790,000     SH           SOLE        1   1,790,000
Syms Corp.                      COM        871551107      1,530     215,487     SH           SOLE        1     215,487
Synta Pharmaceuticals Crop.     COM        87162T206        319     118,058     SH           SOLE        1     118,058
TFS Financial Corp.             COM        87240R107      4,840     390,000     SH           SOLE        1     390,000
Tejon Ranch Co.                 COM        879080109      9,330     404,243     SH           SOLE        1     404,243
Transatlantic Hldgs Inc         COM        893521104      3,928      81,900     SH           SOLE        1      81,900
United Therapeutics Corp        COM        91307C102      3,378      69,200     SH           SOLE        1      69,200
Unitrin Inc.                    COM        913275103      3,712     145,000     SH           SOLE        1     145,000
Verisk Analytics Inc.           CL A       92345Y106        299      10,000     SH           SOLE               10,000
WHX Corp.                       COM PAR
                                $.01 NEW   929248607        120      28,188     SH           SOLE               28,188
Warwick Valley Tel Co           COM        936750108        291      20,668     SH           SOLE        1      20,668
Washington Post Co              CL B       939640108      1,067       2,600     SH           SOLE        1       2,600
West Coast Bancorp Ore. New     COM        952145100     21,764   8,535,000     SH           SOLE        1   8,535,000